SHORT-TERM BANK LOAN AND CREDIT	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK LOAN AND CREDIT
SHORT-TERM BANK LOAN AND CREDIT

NOTE 13: — SHORT-TERM BANK LOAN AND CREDIT

	December 31,
	2023	2022

Short-term bank loan (*)	$—	$2,500
Other	—	5

	$—	$2,505

(*) In October 2022, the Israeli subsidiary entered into a term loan agreement with an Israeli bank, pursuant to which the Israeli subsidiary borrowed $2,500, to be repaid no later than March 31, 2023. The term loan bore an interest at Term SOFR rate plus 6.0% per annum payable monthly, and was repaid in full in January 2023.